Risk management (Details 1) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of financial risk management [Line Items]
Financial assets held for managing liquidity risk	$ 1,706	$ 619
UNITED STATES
Statement of financial risk management [Line Items]
Financial assets held for managing liquidity risk	1,650	612
Other O.E.C.D. [Member]
Statement of financial risk management [Line Items]
Financial assets held for managing liquidity risk	50	0
Latin America [Member]
Statement of financial risk management [Line Items]
Financial assets held for managing liquidity risk	$ 6	$ 7